Schedule of Investments (unaudited)
August 31, 2022
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 3.5%
TELUS Corp.	407,688	$ 9,182,176
Denmark — 4.5%
Novo Nordisk A/S, Class B	109,292	11,684,828
France — 18.2%
Air Liquide SA	40,010	5,013,766
EssilorLuxottica SA	63,428	9,446,806
Kering SA	17,412	8,736,515
LVMH Moet Hennessy Louis Vuitton SE	13,457	8,683,357
Sanofi	102,444	8,374,780
Schneider Electric SE	59,969	7,127,759
		47,382,983
India — 4.0%
HDFC Bank Ltd.	445,110	8,159,707
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $7,423,816)(a)(b)(c)	1,595,200	2,141,304
		10,301,011
Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	17,875,900	5,220,283
Japan — 2.0%
KDDI Corp.	166,300	5,088,968
Mexico — 2.2%
Wal-Mart de Mexico SAB de CV	1,786,473	5,854,265
Netherlands — 2.5%
Koninklijke KPN NV	2,085,189	6,635,271
Portugal — 2.8%
EDP - Energias de Portugal SA	1,547,424	7,389,870
Singapore — 4.2%
DBS Group Holdings Ltd.	229,100	5,334,251
United Overseas Bank Ltd.	287,500	5,606,094
		10,940,345
Spain — 5.2%
Bankinter SA	1,219,136	6,247,814
Industria de Diseno Textil SA	334,596	7,224,408
		13,472,222
Sweden — 2.9%
Epiroc AB, Class A	485,458	7,427,903
Switzerland — 2.1%
Zurich Insurance Group AG	12,170	5,402,259
Security	Shares	Value
Taiwan — 6.0%
MediaTek, Inc.	290,000	$ 6,274,654
Taiwan Semiconductor Manufacturing Co. Ltd.	578,000	9,461,742
		15,736,396
United Kingdom — 26.5%
AstraZeneca PLC	92,213	11,406,041
BAE Systems PLC	425,868	3,835,410
Diageo PLC	232,145	10,085,863
Ferguson PLC	71,962	8,333,787
Prudential PLC	786,111	8,250,364
Reckitt Benckiser Group PLC	156,751	12,095,158
RELX PLC	346,682	9,072,743
Taylor Wimpey PLC	4,680,406	5,871,733
		68,951,099
United States — 9.1%
Baker Hughes Co.	239,765	6,056,464
Estee Lauder Cos., Inc., Class A	15,122	3,846,734
Otis Worldwide Corp.	104,796	7,568,367
Visa, Inc., Class A	30,643	6,089,071
		23,560,636
Total Long-Term Investments — 97.7% (Cost: $262,173,206)		254,230,515
Short-Term Securities(d)(e)
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	5,410,263	5,410,263
Total Short-Term Securities — 2.1% (Cost: $5,410,263)		5,410,263
Total Investments — 99.8% (Cost: $267,583,469)		259,640,778
Other Assets Less Liabilities — 0.2%		542,802
Net Assets — 100.0%		$ 260,183,580
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,141,304, representing 0.8% of its net assets as of period end, and an original cost of $7,423,816.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,283,734	$ 1,126,529(a)	$ —	$ —	$ —	$ 5,410,263	5,410,263	$ 25,875	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock International Dividend Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 9,182,176	$ —	$ —	$ 9,182,176
Denmark	—	11,684,828	—	11,684,828
France	—	47,382,983	—	47,382,983
India	—	8,159,707	2,141,304	10,301,011
Indonesia	—	5,220,283	—	5,220,283
Japan	—	5,088,968	—	5,088,968
Mexico	5,854,265	—	—	5,854,265
Netherlands	—	6,635,271	—	6,635,271
Portugal	—	7,389,870	—	7,389,870
Singapore	—	10,940,345	—	10,940,345
Spain	—	13,472,222	—	13,472,222
Sweden	—	7,427,903	—	7,427,903
Switzerland	—	5,402,259	—	5,402,259
Taiwan	—	15,736,396	—	15,736,396
United Kingdom	—	68,951,099	—	68,951,099
United States	23,560,636	—	—	23,560,636
Short-Term Securities
Money Market Funds	5,410,263	—	—	5,410,263
	$ 44,007,340	$ 213,492,134	$ 2,141,304	$ 259,640,778
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